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[SUTHERLAND ASBILL & BRENNAN LLP LETTERHEAD]

                                                     1275 Pennsylvania Avenue NW
                                                     Washington, D.C. 20004-2415
                                                                    202.383.0100
                                                                fax 202.637.3593
                                                              www.sutherland.com
                        ATLANTA AUSTIN HOUSTON NEW YORK TALLAHASEE WASHINGTON DC

W. THOMAS CONNER
DIRECT LINE: 202.383.0590
E-mail: thomas.conner@sutherland.com

October 28, 2008

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Pre-Effective Amendment No. 1
       MetLife Investors USA Insurance Company
       MetLife Investors USA Separate Account A
       File No. 333-152385/811-03365 (Series XTRA)

Commissioners:


On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), we are hereby transmitting for filing under the Securities Act of 1933, as amended (the "1933 Act"), Pre-Effective Amendment No. 1 (the "Amendment") to the Account's registration statement on Form N-4/A for the purpose of registering an individual flexible premium deferred variable annuity contract under the 1933 Act. All financial statements and exhibits required to be filed are included herein.

The Amendment reflects the Company's responses to the comments received from the staff of the Securities and Exchange Commission ("SEC Staff") on the initial registration statement. This filing has been marked to show changes from the initial registration statement.

Pursuant to Rule 461 under the Securities Act, the Company and the Account's principal underwriter have submitted requests for acceleration of effectiveness of the above-registration statement to November 10, 2008, or as soon as thereafter is reasonably practicable. The Company would very much appreciate any assistance the SEC staff could provide in meeting such requests.

If you have any questions or comments regarding the Amendment, please call the undersigned at (202) 383-0590.

Sincerely,

/s/ W. Thomas Conner
--------------------
W. Thomas Conner

Attachment
cc:    Lisa Flanagan, Esq.
       John M. Richards, Esq.